Inflation Managed Bond ETF Performance Management - Inflation Managed Bond ETF	Feb. 28, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	The Fund’s Past Performance
Performance Narrative [Text Block]	This section provides some indication of the risks of investing in the Fund. The Fund commenced operations after the assets of another investment company advised by the adviser, JPMorgan Inflation Managed Bond Fund (the predecessor fund), were transferred to the Fund in a tax-free reorganization as of the close of business on April 8, 2022. The Fund has the same investment objective and substantially similar investment strategies as those of the predecessor fund.The bar chart shows how the performance of the Fund’s Shares (represented by the performance of the predecessor fund’s Class R6 Shares) has varied from year to year for the past ten calendar years. The table shows the Fund’s average annual total returns (represented by the average annual total returns of the predecessor fund’s Class R6 Shares) for the past one year, five years and ten years. The table compares the Fund’s performance (represented by the performance of the predecessor fund’s Class R6 Shares) to the performance of the Bloomberg U.S. Aggregate Index, Bloomberg 1-10 Year U.S. TIPS Index and the Bloomberg U.S. Intermediate Aggregate Index (the Indices). The Indices do not include the fees and expenses of the mutual funds in the index. The Bloomberg U.S. Aggregate Index serves as the Fund’s regulatory index and provides a broad measure of market performance.The Bloomberg 1-10 Year U.S. TIPS Index and the Bloomberg U.S. Intermediate Aggregate Index are the Fund’s additional indices and are more representative of the Fund’s investment universe than the regulatory index. Performance shown for the predecessor fund’s Class R6 Shares. Performance for the Fund’s Shares has not been adjusted to reflect the Fund’s Shares’ lower expenses than those of the predecessor fund’s Class R6 Shares. Had the predecessor fund been structured as an exchange-traded fund (ETF), its performance may have differed. Performance for the predecessor fund is based on the NAV per share of the predecessor fund shares rather than on market-determined prices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383 (844-4JPM ETF).Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows how the performance of the Fund’s Shares (represented by the performance of the predecessor fund’s Class R6 Shares) has varied from year to year for the past ten calendar years. The table shows the Fund’s average annual total returns (represented by the average annual total returns of the predecessor fund’s Class R6 Shares) for the past one year, five years and ten years.
Performance Additional Market Index [Text]	The Bloomberg 1-10 Year U.S. TIPS Index and the Bloomberg U.S. Intermediate Aggregate Index are the Fund’s additional indices and are more representative of the Fund’s investment universe than the regulatory index.
Bar Chart [Heading]	YEAR-BY-YEAR RETURNS
Bar Chart Closing [Text Block]	Best Quarter2nd quarter, 20205.52%Worst Quarter3rd quarter, 2022-4.03%The Fund’s year-to-date total returnthrough3/31/25was3.87%.
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS(For periods ended December 31, 2024)
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Market Index Changed	As a result of new regulatory requirements, the Fund's regulatory index has changed from the Bloomberg 1-10 Year U.S. TIPS Index to the Bloomberg U.S. Aggregate Index.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Availability Website Address [Text]	www.jpmorganfunds.com
Performance Availability Phone [Text]	1-844-457-6383 (844-4JPM ETF)
ETF
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The Fund’s year-to-date total return
Bar Chart, Year to Date Return	3.87%
Bar Chart, Year to Date Return, Date	Mar. 31, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	5.52%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(4.03%)
Lowest Quarterly Return, Date	Sep. 30, 2022